PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 167,502	$ 161,420
Accumulated depreciation and amortization	(128,530)	(123,928)
Property and equipment, net	38,972	37,492
Land and land improvements
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	17,390	16,329
Buildings
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	66,369	64,103
Equipment
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 83,743	$ 80,988